Note N - Legal Matters Involving the Company	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Legal Matters and Contingencies [Text Block]
NOTE N — LEGAL MATTERS INVOLVING THE COMPANY

We, VRM I and Vestin Mortgage (“Defendants”) were defendants in a breach of contract class action filed in San Diego Superior Court by certain plaintiffs who alleged, among other things, that they were wrongfully denied roll-up rights in connection with the merger of Fund I into VRM I and Fund II into VRM II. The court certified a class of all former Fund I unit holders and Fund II unit holders who voted against the mergers of Fund I into VRM I and Fund II into VRM II. The trial began in December 2009 and concluded in January 2010. On February 11, 2010, the Defendants were notified of a Tentative Statement of Decision, in their favor issued by the Superior Court for the State of California in San Diego following a trial. In the Tentative Statement, the Court found that there was no roll-up and therefore no breach of contract. The Court entered final judgment for the Defendants on March 18, 2010. Defendants and Plaintiffs agreed to a post-judgment settlement by which Plaintiffs agreed not to appeal the judgment in consideration of a waiver by the Defendants of any claim to recover actual court costs from the Plaintiffs. The Court granted final approval of this settlement of post-judgment rights on July 9, 2010.

We, Vestin Mortgage and Michael V. Shustek (“Defendants”) were defendants in a civil action filed by 88 sets of plaintiffs representing approximately 138 individuals (“Plaintiffs”), in District Court for Clark County, Nevada (the “Nevada Lawsuit”). The Plaintiffs alleged, among other things, that Defendants: breached certain alleged contractual obligations owed to Plaintiffs; breached fiduciary duties supposedly owed to Plaintiffs; and misrepresented or omitted material facts regarding the conversion of Fund II into VRM II. The action sought monetary and punitive damages. The court dismissed the claim for punitive damages. On September 8, 2010, the parties agreed to settle the case. The Settlement Agreement provides for the settlement and complete release of all claims against the Defendants. The settlement was made without admission of liability by Defendants.

In addition to the matters described above, we are involved in a number of other legal proceedings concerning matters arising in the ordinary course of our business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. Other than the matters described above, we believe that we are not a party to any pending legal or arbitration proceedings that would have a material adverse effect on our financial condition or results of operations or cash flows, although it is possible that the outcome of any such proceedings could have a material impact on our operations in any particular period.

In July, 2012, we along with our Manager, VRM I, Vestin Group, Vestin Originations and Michael Shustek entered into a Settlement Agreement and Mutual Release (“Settlement Agreement”) with the State of Hawaii and The Huntington National Bank as successor trustee to the Rightstar Trusts. Under the Settlement Agreement, we and VRM I were entitled to receive a portion of certain net proceeds from certain claims from third parties through litigation, settlement or otherwise. The parties agreed that to mutually release each other from any claims and in lieu of such amounts due under the Settlement Agreement, within ten (10) business days after the later of (a) The Huntington Bank’s receipt of the first tranche of certain trust recovery proceeds or (b) entry of a final and non-appealable decision or order approving settlement with each of certain other persons, the sum of $145,000.00 shall be disbursed from the first tranche of trust recovery proceeds to us and VRM I. All other amounts payable under the Settelemtn Agreement were assigned to the Rightstar Trusts and The Huntington Bank all rights, obligations and claims we or VRM I has or ever can, shall or may have or claim to have arising out of or related to the Rightstar Trusts, or which were asserted or which could have been asserted in such cases. We and VRM I also released any and all interest in the amounts set aside from the sale of the property at 485 Waiale Street, Wailuku, Hawaii. Finally we agreed to purchase all 447,226 shares in Vestin Fund II, LLC currently owned by the Rightstar trusts for $1.40 per share, which purchase is to be consummated within seven (7) days following Court approval of the settlement. The settlement was approved by the Court on August 3, 2012. As of September 30, 2012 the $145,000 has been paid and the shares have been repurchased.

On February 7, 2012, we, VRM I and VF III entered into a Deed in Lieu Agreement with a borrower resolving the foreclosure of our secured loan which had matured on December 31, 2011, with a principal balance, net of allowance for loan loss of approximately $9.9 million, of which our portion was approximately $9.0 million. Pursuant to the Deed in Lieu Agreement, our subsidiary 1701 Commerce, LLC (“1701 Commerce”) received a deed to the property which had secured the loan. The property, which is being operated as the Sheraton – Forth Worth, Texas, is the subject of litigation relating to the validity, priority, nature, and extent of liens claimed by other parties that may secure claims ranging from approximately $41 million to $48 million. We dispute both the validity of certain claimed liens and the amount of the claimed secured debt in part and as of this time intend to pursue our objections and disputes as to such matters. On March 26, 2012, 1701 Commerce filed for Chapter 11 bankruptcy protection in the United States Bankruptcy Court for the Northern District of Texas, Ft. Worth Division, to reorganize its financial affairs and to avoid a pending foreclosure of the property that had been scheduled by a mortgage lien holder and to preserve and protect 1701 Commerce’s equity and the interests of the other creditors of the property. Due to the uncertainty and disputes involving this property, we recorded this investment as Other Real Estate Owned on the balance sheet until August 23, 2012 when the Bankruptcy Court issued an order allowing the bankruptcy to proceed despite a motion to dismiss it and required 1701 Commerce to deposit $1 million as additional collateral with the court which was funded by us, VRM I and VF III, and gave 1701 Commerce until November 24, 2012, which has now been extended indefinitely to obtain confirmation of a reorganization plan. We hold an interest of approximately 90%, VRM I holds an interest of approximately 8% and Fund III holds an interest of approximately 2% in 1701 Commerce. Pursuant to the order issued on August 23, 2012, we include the operations through consolidation into our financial statements from such date forward.

On September 24, 2012, 1701 Commerce entered into an asset purchase agreement to sell its assets in consideration of $55 million. Pursuant to the agreement, an earnest money deposit of $250,000 is currently maintained by a title company. Following the Bankruptcy Court’s approval of the sale of the assets to the buyer, the buyer has a 60 day due diligence period to review and approve the assets to be acquired. Upon the satisfaction of all conditions included in the agreement, subject to payment of certain approved claims and court approval, the balance of the purchase price will be paid in cash to 1701 Commerce. Pursuant to this agreement, this asset will be reported as an asset held for sale. As of the date of this report, management estimates the net realizable value to approximate the net assets held for sale.

NOTE O — LEGAL MATTERS INVOLVING THE COMPANY

We, VRM I and Vestin Mortgage (“Defendants”) were defendants in a breach of contract class action filed in San Diego Superior Court by certain plaintiffs who alleged, among other things, that they were wrongfully denied roll-up rights in connection with the merger of Fund I into VRM I and Fund II into VRM II.  The court certified a class of all former Fund I unit holders and Fund II unit holders who voted against the mergers of Fund I into VRM I and Fund II into VRM II.  The trial began in December 2009 and concluded in January 2010.  On February 11, 2010, the Defendants were notified of a Tentative Statement of Decision, in their favor issued by the Superior Court for the State of California in San Diego following a trial.  In the Tentative Statement, the Court found that there was no roll-up and therefore no breach of contract.  The Court entered final judgment for the Defendants on March 18, 2010.  Defendants and Plaintiffs agreed to a post-judgment settlement by which Plaintiffs agreed not to appeal the judgment in consideration of a waiver by the Defendants of any claim to recover actual court costs from the Plaintiffs.  The Court granted final approval of this settlement of post-judgment rights on July 9, 2010.

We, Vestin Mortgage and Michael V. Shustek (“Defendants”) were defendants in a civil action filed by 88 sets of plaintiffs representing approximately 138 individuals (“Plaintiffs”), in District Court for Clark County, Nevada (the “Nevada Lawsuit”).  The Plaintiffs alleged, among other things, that Defendants: breached certain alleged contractual obligations owed to Plaintiffs; breached fiduciary duties supposedly owed to Plaintiffs; and misrepresented or omitted material facts regarding the conversion of Fund II into VRM II.  The action sought monetary and punitive damages.  The court dismissed the claim for punitive damages.  On September 8, 2010, the parties agreed to settle the case.  The Settlement Agreement provides for the settlement and complete release of all claims against the Defendants.  The settlement was made without admission of liability by Defendants.

In addition to the matters described above, we are involved in a number of other legal proceedings concerning matters arising in the ordinary course of our business activities.  We believe we have meritorious defenses to each of these actions and intend to defend them vigorously.  Other than the matters described above, we believe that we are not a party to any pending legal or arbitration proceedings that would have a material adverse effect on our financial condition or results of operations or cash flows, although it is possible that the outcome of any such proceedings could have a material impact on our operations in any particular period.